Regulatory Matters (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
REGULATORY MATTERS [Abstract]
Regulatory Matters
10.	Regulatory Matters

Capital guidelines adopted by federal and state regulatory agencies and restrictions imposed by law limit the amount of cash dividends our Bank can pay to us. Under these guidelines, the amount of dividends that may be paid in any calendar year is limited to the Bank’s current year net profits, combined with the retained net profits of the preceding two years. Further, the Bank cannot pay a dividend at any time that it has negative undivided profits. As of September 30, 2017, the Bank had positive undivided profits of $13.0 million. It is not our intent to have dividends paid in amounts that would reduce the capital of our Bank to levels below those which we consider prudent and in accordance with guidelines of regulatory authorities.

We are also subject to various regulatory capital requirements. The prompt corrective action regulations establish quantitative measures to ensure capital adequacy and require minimum amounts and ratios of total, Tier 1, and common equity Tier 1 capital to risk-weighted assets and Tier 1 capital to average assets. Failure to meet minimum capital requirements can result in certain mandatory, and possibly discretionary, actions by regulators that could have a material effect on our consolidated financial statements. Under capital adequacy guidelines, we must meet specific capital requirements that involve quantitative measures as well as qualitative judgments by the regulators. The most recent regulatory filings as of September 30, 2017 and December 31, 2016, categorized our Bank as well capitalized. Management is not aware of any conditions or events that would have changed the most recent Federal Deposit Insurance Corporation (“FDIC”) categorization.

On July 2, 2013, the Federal Reserve approved a final rule that establishes an integrated regulatory capital framework (the “New Capital Rules”). The rule implements in the United States the Basel III regulatory capital reforms from the Basel Committee on Banking Supervision and certain changes required by the Dodd-Frank Act. In general, under the New Capital Rules, minimum requirements have increased for both the quantity and quality of capital held by banking organizations. Consistent with the international Basel framework, the New Capital Rules include a new minimum ratio of common equity Tier 1 capital to risk-weighted assets of 4.5% and a common equity Tier 1 capital conservation buffer of 2.5% of risk-weighted assets that applies to all supervised financial institutions. The capital conservation buffer began to phase in on January 1, 2016 with 1.25% and 0.625% added to the minimum ratio for adequately capitalized institutions for 2017 and 2016, respectively and 0.625% will be added each subsequent year until fully phased in during 2019. This capital conservation buffer is not reflected in the table that follows. To avoid limits on capital distributions and certain discretionary bonus payments we must meet the minimum ratio for adequately capitalized institutions plus the phased in buffer. The rule also raises the minimum ratio of Tier 1 capital to risk-weighted assets from 4% to 6% and includes a minimum leverage ratio of 4% for all banking organizations. As to the quality of capital, the New Capital Rules emphasize common equity Tier 1 capital, the most loss-absorbing form of capital, and implement strict eligibility criteria for regulatory capital instruments. The New Capital Rules also change the methodology for calculating risk-weighted assets to enhance risk sensitivity.

Our actual capital amounts and ratios follow:

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
September 30, 2017
Total capital to risk-weighted assets
Consolidated	$307,278	15.14%	$162,315	8.00%	NA	NA
Independent Bank	281,228	13.87	162,210	8.00	$202,763	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$284,818	14.04%	$121,737	6.00%	NA	NA
Independent Bank	258,768	12.76	121,658	6.00	$162,210	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$253,101	12.47%	$91,302	4.50%	NA	NA
Independent Bank	258,768	12.76	91,243	4.50	$131,796	6.50%

Tier 1 capital to average assets
Consolidated	$284,818	10.63%	$107,154	4.00%	NA	NA
Independent Bank	258,768	9.67	107,022	4.00	$133,778	5.00%

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
December 31, 2016
Total capital to risk-weighted assets
Consolidated	$286,289	15.86%	$144,413	8.00%	NA	NA
Independent Bank	270,855	15.02	144,223	8.00	$180,279	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$265,405	14.70%	$108,309	6.00%	NA	NA
Independent Bank	249,971	13.87	108,167	6.00	$144,223	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$238,996	13.24%	$81,232	4.50%	NA	NA
Independent Bank	249,971	13.87	81,126	4.50	$117,181	6.50%

Tier 1 capital to average assets
Consolidated	$265,405	10.50%	$101,112	4.00%	NA	NA
Independent Bank	249,971	9.90	101,019	4.00	$126,274	5.00%

NA - Not applicable

The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	September 30, 2017	December 31, 2016	September 30, 2017	December 31, 2016
	(In thousands)
Total shareholders' equity	$267,710	$248,980	$267,406	$258,814
Add (deduct)
Accumulated other comprehensive (gain) loss for regulatory purposes	(2,140)	3,310	(2,140)	3,310
Intangible assets	(1,338)	(1,159)	(1,338)	(1,159)
Disallowed deferred tax assets	(11,131)	(12,135)	(5,160)	(10,994)
Common equity tier 1 capital	253,101	238,996	258,768	249,971
Qualifying trust preferred securities	34,500	34,500	—	—
Disallowed deferred tax assets	(2,783)	(8,091)	—	—
Tier 1 capital	284,818	265,405	258,768	249,971
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	22,460	20,884	22,460	20,884
Total risk-based capital	$307,278	$286,289	$281,228	$270,855

NOTE 20 – REGULATORY MATTERS

Capital guidelines adopted by federal and state regulatory agencies and restrictions imposed by law limit the amount of cash dividends our Bank can pay to us. Under these guidelines, the amount of dividends that may be paid in any calendar year is limited to the Bank’s current year net profits, combined with the retained net profits of the preceding two years. Further, the Bank cannot pay a dividend at any time that it has negative undivided profits. As of December 31, 2016, the Bank had positive undivided profits of $9.9 million. We can request regulatory approval for a return of capital from the Bank to the parent company. During the first quarters of 2016, 2015 and 2014, we requested regulatory approval for returns of capital from the Bank to the parent company for $18.0 million, $18.5 million and $15.0 million. These return of capital requests were approved by our banking regulators on February 24, 2016, February 13, 2015 and March 28, 2014, respectively and the Bank returned these amounts to the parent company on February 25, 2016, February 17, 2015 and April 9, 2014, respectively. It is not our intent to have dividends paid in amounts that would reduce the capital of our Bank to levels below those which we consider prudent and in accordance with guidelines of regulatory authorities.

We are also subject to various regulatory capital requirements. The prompt corrective action regulations establish quantitative measures to ensure capital adequacy and require minimum amounts and ratios of total, Tier 1, and common equity Tier 1 capital to risk-weighted assets and Tier 1 capital to average assets. Failure to meet minimum capital requirements can result in certain mandatory, and possibly discretionary, actions by regulators that could have a material effect on our consolidated financial statements. Under capital adequacy guidelines, we must meet specific capital requirements that involve quantitative measures as well as qualitative judgments by the regulators. The most recent regulatory filings as of December 31, 2016 and 2015, categorized our Bank as well capitalized. Management is not aware of any conditions or events that would have changed the most recent Federal Deposit Insurance Corporation (“FDIC”) categorization.

On July 2, 2013, the Federal Reserve approved a final rule that establishes an integrated regulatory capital framework (the “New Capital Rules”). The rule implements in the United States the Basel III regulatory capital reforms from the Basel Committee on Banking Supervision and certain changes required by the Dodd-Frank Act. In general, under the New Capital Rules, minimum requirements have increased for both the quantity and quality of capital held by banking organizations. Consistent with the international Basel framework, the New Capital Rules include a new minimum ratio of common equity Tier 1 capital to risk-weighted assets of 4.5% and a common equity Tier 1 capital conservation buffer of 2.5% of risk-weighted assets that applies to all supervised financial institutions. The capital conservation buffer began to phase in on January 1, 2016 with 0.625% added to the minimum ratio for adequately capitalized institutions for 2016 and 0.625% will be added each subsequent year until fully phased in during 2019. This capital conservation buffer is not reflected in the table that follows. To avoid limits on capital distributions and certain discretionary bonus payments we must meet the minimum ratio for adequately capitalized institutions plus the phased in buffer. The rule also raises the minimum ratio of Tier 1 capital to risk-weighted assets from 4% to 6% and includes a minimum leverage ratio of 4% for all banking organizations. As to the quality of capital, the New Capital Rules emphasize common equity Tier 1 capital, the most loss-absorbing form of capital, and implement strict eligibility criteria for regulatory capital instruments. The New Capital Rules also change the methodology for calculating risk-weighted assets to enhance risk sensitivity. The New Capital Rules became effective for us on January 1, 2015

Our actual capital amounts and ratios at December 31 follow:

	Actual		Minimum for Adequately Capitalized Institutions		Minimum for Well-Capitalized Institutions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)
2016
Total capital to risk-weighted assets
Consolidated	$286,289	15.86%	$144,413	8.00%	NA	NA
Independent Bank	270,855	15.02	144,223	8.00	$180,279	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$265,405	14.70%	$108,309	6.00%	NA	NA
Independent Bank	249,971	13.87	108,167	6.00	$144,223	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$238,996	13.24%	$81,232	4.50%	NA	NA
Independent Bank	249,971	13.87	81,126	4.50	$117,181	6.50%

Tier 1 capital to average assets
Consolidated	$265,405	10.50%	$101,112	4.00%	NA	NA
Independent Bank	249,971	9.90	101,019	4.00	$126,274	5.00%

2015
Total capital to risk-weighted assets
Consolidated	$278,170	16.65%	$133,668	8.00%	NA	NA
Independent Bank	261,894	15.69	133,514	8.00	$166,893	10.00%

Tier 1 capital to risk-weighted assets
Consolidated	$257,050	15.38%	$100,251	6.00%	NA	NA
Independent Bank	240,867	14.43	100,136	6.00	$133,514	8.00%

Common equity tier 1 capital to risk-weighted assets
Consolidated	$239,271	14.32%	$75,188	4.50%	NA	NA
Independent Bank	240,867	14.43	75,102	4.50	$108,480	6.50%

Tier 1 capital to average assets
Consolidated	$257,050	10.91%	$94,217	4.00%	NA	NA
Independent Bank	240,867	10.23	94,145	4.00	$117,682	5.00%

NA - Not applicable

The components of our regulatory capital are as follows:

	Consolidated		Independent Bank
	December 31,		December 31,
	2016	2015	2016	2015
	(In thousands)
Total shareholders' equity	$248,980	$251,092	$258,814	$259,947
Add (deduct)
Accumulated other comprehensive loss for regulatory purposes	3,310	238	3,310	238
Intangible assets	(1,159)	(912)	(1,159)	(912)
Disallowed deferred tax assets	(12,135)	(11,147)	(10,994)	(18,406)
Common equity tier 1 capital	238,996	239,271	249,971	240,867
Qualifying trust preferred securities	34,500	34,500	—	—
Disallowed deferred tax assets	(8,091)	(16,721)	—	—
Tier 1 capital	265,405	257,050	249,971	240,867
Allowance for loan losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	20,884	21,120	20,884	21,027
Total risk-based capital	$286,289	$278,170	$270,855	$261,894